LOANS - Impaired Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Carrying Value [Abstract]
Carrying value, with an allowance recorded	$ 117,010,000	$ 129,895,000
Carrying value, with no allowance recorded	116,977,000	175,084,000
Carrying value, Total	233,987,000	304,979,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	161,149,000	152,948,000
Unpaid principal balance, with no related allowance recorded	166,251,000	248,079,000
Unpaid principal balance, Total	327,400,000	401,027,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	16,495,000	24,421,000
Impaired loans modified as troubled debt restructurings	185,000,000	204,300,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	278,191,000	314,341,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	12,441,000	12,982,000
Loans Secured by Real Estate [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	105,039,000	113,692,000
Carrying value, with no allowance recorded	109,381,000	163,414,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	139,082,000	135,481,000
Unpaid principal balance, with no related allowance recorded	154,850,000	231,055,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	14,355,000	19,630,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	253,788,000	284,505,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	11,201,000	11,637,000
Commercial [Member] | Loans Secured by Real Estate [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	76,961,000	68,486,000
Carrying value, with no allowance recorded	73,656,000	105,548,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	90,983,000	79,753,000
Unpaid principal balance, with no related allowance recorded	107,802,000	145,956,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	9,638,000	11,053,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	165,568,000	177,496,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	8,092,000	7,351,000
Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	20,672,000	30,140,000
Carrying value, with no allowance recorded	26,100,000	33,928,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	34,886,000	34,714,000
Unpaid principal balance, with no related allowance recorded	33,126,000	45,902,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	3,564,000	5,132,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	57,806,000	61,495,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	2,280,000	3,081,000
Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	7,406,000	15,066,000
Carrying value, with no allowance recorded	9,625,000	23,938,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	13,213,000	21,014,000
Unpaid principal balance, with no related allowance recorded	13,922,000	39,197,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	1,153,000	3,445,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	30,414,000	45,514,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	829,000	1,205,000
Commercial and Other Business Purpose Loans [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	11,598,000	16,037,000
Carrying value, with no allowance recorded	7,574,000	11,658,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	20,550,000	17,294,000
Unpaid principal balance, with no related allowance recorded	11,379,000	16,976,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	2,001,000	4,696,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	24,120,000	29,568,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	1,208,000	1,324,000
Consumer [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	373,000	166,000
Carrying value, with no allowance recorded	22,000	12,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	1,517,000	173,000
Unpaid principal balance, with no related allowance recorded	22,000	48,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	139,000	95,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	283,000	268,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	$ 32,000	$ 21,000